Discontinued operation and assets classified as held for sale, Net Assets Classified as Held for Sale (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Net Assets classified as held for sale [Abstract]
Current assets	$ 16,780,555	$ 4,437,704
Current liabilities	(8,988,575)	(2,824,214)
Net Assets classified as held for sale	7,791,980	$ 1,613,490
Discontinued Operations [Member]
Net Assets classified as held for sale [Abstract]
Current assets	1,142,451
Current liabilities	(437,699)
Net Assets classified as held for sale	704,752
SUSE [Member]
Net Assets classified as held for sale [Abstract]
Current assets	1,114,264
Current liabilities	(427,236)
Net Assets classified as held for sale	687,028
Atalla [Member]
Net Assets classified as held for sale [Abstract]
Current assets	28,187
Current liabilities	(10,463)
Net Assets classified as held for sale	$ 17,724